CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Gain associated with pensions, net of tax	$ 3.8	$ 5.0	$ 10.8
Share of equity method investment’s comprehensive losses from continuing operations	$ 1.3	$ 0.8	$ 0.0